Summary of Significant Accounting Policies (Details Narrative) (10K)	12 Months Ended
Jan. 31, 2017 USD ($)
Purchase of equipment	$ 500
Property and equipment useful life, description	Useful life of more than one year.
Minimum [Member]
Property and equipment useful life	3 years
Maximum [Member]
Property and equipment useful life	7 years